Statement of compliance	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Statement of compliance
2. Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standard Board (IASB) and in conformity with IFRS Accounting Standards as adopted by the European Union (collectively “IFRS”). AB InBev did not early apply any new IFRS requirements that were not yet effective in 2024 and did not apply any European carve-outs from IFRS.